Taxation (Components of Deferred Tax Assets and Liabilities) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets
Licensing fees and related costs and deferred revenues	24,251	29,704
Temporary differences related to deductible expenses	73,096	64,926
Other temporary differences	46,166	20,904
Foreign tax credits of Actoz and Eyedentity	205,634	200,264
Less: Valuation allowance	(217,608)	(215,080)	(189,219)	(180,169)
Total deferred tax assets, net of valuation allowance	131,539	100,718
Deferred tax liabilities
Intangible assets arising from business combinations	76,892	102,420
Withholding taxes	61,616	53,516
Total deferred tax liabilities	138,508	155,936